LOSS PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED LOSS PER ORDINARY SHARE

	Year ended December 31
	2022	2021
	Number of shares

Weighted average number of shares of Common Stock outstanding attributable to ordinary shareholders	942,963,225	942,568,006
Total weighted average number of shares of Common Stock related to outstanding options, excluded from the calculations of diluted loss per share (*)	30,884,971	15,672,670

(*)	The effect of the inclusion of options and convertible loans in 2022 and 2021 is anti-dilutive.